UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

Money Market Funds	April 30, 2011

Prime Master Fund Treasury Master Fund Tax-Free Master Fund
Annual Report April 30, 2011

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—13.49%

Federal Farm Credit Bank
0.230%, due 05/02/11[1]	$50,000,000	$50,007,763

0.270%, due 06/15/11[1]	115,000,000	115,000,000

0.250%, due 07/12/11[1]	82,000,000	81,982,584

0.270%, due 07/12/11[1]	109,000,000	108,995,102

0.250%, due 10/05/11[2]	50,000,000	49,945,486

0.310%, due 12/27/11[2]	48,000,000	47,900,800

0.320%, due 01/06/12[2]	42,000,000	41,906,667

Federal Home Loan Bank
0.170%, due 05/02/11[1]	100,000,000	100,007,254

0.210%, due 05/02/11[1]	235,000,000	235,000,000

0.280%, due 05/07/11[1]	225,000,000	225,000,000

0.500%, due 05/17/11[2]	115,000,000	114,974,444

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 06/15/11[1]	102,000,000	102,000,000

0.290%, due 06/16/11[1]	89,000,000	89,000,000

0.115%, due 06/29/11[2]	34,000,000	33,993,592

0.280%, due 06/29/11[1]	177,000,000	177,000,000

0.280%, due 07/12/11[1]	240,000,000	240,000,000

0.300%, due 11/08/11	96,500,000	96,497,475

0.260%, due 11/22/11	170,000,000	169,971,356

0.260%, due 11/23/11	57,000,000	56,986,796

0.300%, due 11/23/11	105,850,000	105,829,195

0.450%, due 03/06/12	35,000,000	35,000,000

Federal Home Loan Mortgage Corp.*
0.280%, due 05/02/11[1]	122,000,000	122,083,614

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	159,412,489

US Treasury Notes
4.875%, due 05/31/11	112,900,000	113,329,392

4.875%, due 07/31/11	147,000,000	148,702,167

1.000%, due 09/30/11	132,000,000	132,486,166

4.625%, due 10/31/11	245,000,000	250,401,843

4.500%, due 11/30/11	190,000,000	194,661,284

1.000%, due 12/31/11	92,500,000	92,970,756

		1

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
1.375%, due 02/15/12	$75,000,000	$75,606,208

4.625%, due 02/29/12	200,000,000	207,156,399

4.500%, due 03/31/12	100,000,000	103,811,048

Total US government and agency obligations (cost—$3,987,619,880)		3,987,619,880

Time deposit—0.63%

Banking-non-US—0.63%
KBC Bank NV, Cayman Islands
0.090%, due 05/02/11 (cost—$185,000,000)	185,000,000	185,000,000

Certificates of deposit—14.56%

Banking-non-US—14.56%
Abbey National Treasury Services PLC
0.400%, due 05/25/11	35,000,000	35,001,863

0.381%, due 07/18/11[1]	275,000,000	275,000,000

0.626%, due 07/18/11[1]	210,000,000	210,000,000

Bank of Nova Scotia
0.240%, due 05/02/11[1]	200,000,000	200,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/10/11	240,000,000	240,000,000

BNP Paribas SA
0.428%, due 07/15/11[1]	95,000,000	95,000,000

Credit Agricole CIB
0.520%, due 08/10/11	227,000,000	227,000,000

Credit Industriel et Commercial
0.290%, due 07/15/11	295,000,000	295,000,000

Dexia Credit Local
0.413%, due 05/27/11[1]	500,000,000	500,000,000

Intesa Sanpaolo SpA
0.390%, due 06/03/11	182,000,000	182,000,000

Lloyds TSB Bank PLC
0.475%, due 07/19/11[1]	119,000,000	119,000,000

Mizuho Corporate Bank Ltd.
0.270%, due 05/26/11	274,000,000	274,000,000

National Australia Bank Ltd.
0.301%, due 07/14/11[1]	217,500,000	217,500,000

0.295%, due 07/19/11[1]	44,250,000	44,245,697

2

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Natixis
0.340%, due 05/02/11[1]	$204,000,000	$203,999,945

0.403%, due 07/13/11[1]	261,000,000	261,000,000

Royal Bank of Canada
0.270%, due 05/02/11[1]	95,000,000	95,000,000

0.285%, due 05/02/11[1]	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[1]	240,500,000	240,500,000

Skandinaviska Enskilda Banken AG
0.300%, due 05/17/11	297,000,000	297,000,000

Svenska Handelsbanken
0.275%, due 06/14/11	100,000,000	100,000,610

Westpac Banking Corp.
0.280%, due 05/02/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$4,306,248,115)		4,306,248,115

Commercial paper[2]—50.31%

Asset backed-banking—2.47%
Atlantis One Funding
0.180%, due 05/06/11	85,500,000	85,497,862

0.350%, due 05/27/11	100,000,000	99,974,722

0.200%, due 08/01/11	310,000,000	309,841,556

0.380%, due 08/10/11	179,000,000	178,809,166

0.360%, due 09/07/11	56,500,000	56,427,115

		730,550,421

Asset backed-miscellaneous—11.84%
Amsterdam Funding Corp.
0.160%, due 05/23/11	50,000,000	49,995,111

0.160%, due 05/24/11	50,000,000	49,994,889

0.160%, due 05/27/11	65,000,000	64,992,489

Atlantic Asset Securitization LLC
0.180%, due 05/16/11	120,000,000	119,991,000

0.240%, due 07/06/11	65,000,000	64,971,400

0.260%, due 07/07/11	100,000,000	99,951,611

		3

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Barton Capital LLC
0.160%, due 05/13/11	$96,532,000	$96,526,852

0.170%, due 05/13/11	50,008,000	50,005,166

Chariot Funding LLC
0.230%, due 05/04/11	49,250,000	49,249,056

0.160%, due 05/12/11	50,000,000	49,997,556

0.160%, due 05/16/11	100,000,000	99,993,333

0.160%, due 05/26/11	50,000,000	49,994,444

0.240%, due 06/02/11	50,000,000	49,989,333

Falcon Asset Securitization Corp.
0.230%, due 05/09/11	75,000,000	74,996,167

0.160%, due 05/12/11	154,474,000	154,466,448

0.260%, due 05/19/11	75,000,000	74,990,250

0.160%, due 05/23/11	58,000,000	57,994,329

Gotham Funding Corp.
0.250%, due 05/06/11	49,693,000	49,691,275

0.240%, due 05/09/11	50,000,000	49,997,333

0.250%, due 05/10/11	80,000,000	79,995,000

0.270%, due 06/06/11	50,000,000	49,986,500

0.270%, due 06/07/11	50,000,000	49,986,125

0.270%, due 06/08/11	75,000,000	74,978,625

Jupiter Securitization Co. LLC
0.160%, due 05/10/11	50,000,000	49,998,000

0.160%, due 05/11/11	40,000,000	39,998,222

0.160%, due 05/26/11	57,200,000	57,193,644

0.170%, due 06/15/11	125,000,000	124,973,438

Liberty Street Funding LLC
0.170%, due 05/09/11	50,000,000	49,998,111

0.180%, due 05/16/11	50,000,000	49,996,250

0.160%, due 05/18/11	50,000,000	49,996,222

0.270%, due 06/02/11	50,000,000	49,988,000

0.270%, due 06/15/11	75,000,000	74,974,688

LMA Americas LLC
0.240%, due 05/05/11	69,600,000	69,598,144

0.290%, due 05/06/11	49,800,000	49,797,994

4

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
0.200%, due 05/09/11	$157,000,000	$156,993,022

0.240%, due 05/31/11	69,200,000	69,186,160

0.210%, due 06/30/11	76,600,000	76,573,190

0.240%, due 07/20/11	50,000,000	49,973,333

Market Street Funding LLC
0.280%, due 06/06/11	50,000,000	49,986,000

0.270%, due 06/10/11	35,000,000	34,989,500

Old Line Funding Corp.
0.250%, due 06/07/11	67,121,000	67,103,754

0.250%, due 06/20/11	57,000,000	56,980,208

Regency Markets No.1 LLC
0.190%, due 05/17/11	72,277,000	72,270,897

Salisbury Receivables Co. LLC
0.160%, due 05/12/11	40,000,000	39,998,044

0.170%, due 05/13/11	40,000,000	39,997,733

Sheffield Receivables Corp.
0.270%, due 05/25/11	50,000,000	49,991,000

Thames Asset Global Securitization No.1
0.180%, due 05/12/11	107,779,000	107,773,072

0.170%, due 05/17/11	129,033,000	129,023,251

Thunderbay Funding
0.250%, due 06/07/11	79,924,000	79,903,464

Variable Funding Capital Corp.
0.230%, due 05/16/11	100,000,000	99,990,417

Windmill Funding Corp.
0.160%, due 05/13/11	40,000,000	39,997,867

		3,499,977,917

Asset backed-securities—2.55%
Ciesco LLC
0.160%, due 05/13/11	75,000,000	74,996,000

Grampian Funding LLC
0.320%, due 06/02/11	200,000,000	199,943,111

0.320%, due 06/03/11	100,000,000	99,970,667

0.310%, due 06/15/11	46,000,000	45,982,175

0.310%, due 06/16/11	150,000,000	149,940,583

		5

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-securities—(concluded)
0.300%, due 07/01/11	$85,000,000	$84,956,792

0.270%, due 07/14/11	100,000,000	99,944,500

		755,733,828

Banking-non-US—8.15%
ANZ National International Ltd.
0.330%, due 05/09/11	100,000,000	99,992,667

Banco Bilbao Vizcaya Argentaria
0.470%, due 05/09/11	150,000,000	149,984,333

0.430%, due 06/02/11	225,000,000	224,914,000

0.450%, due 07/01/11	390,000,000	389,702,625

Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/09/11	200,000,000	199,794,444

0.370%, due 08/12/11	29,500,000	29,468,771

Commonwealth Bank of Australia
0.320%, due 05/06/11[1,3]	95,000,000	94,995,784

0.322%, due 05/09/11[1,3]	27,500,000	27,499,915

Intesa Funding LLC
0.590%, due 10/25/11	290,000,000	289,158,758

0.590%, due 10/31/11	200,000,000	199,400,167

Royal Bank of Scotland PLC
0.390%, due 05/13/11	145,000,000	144,981,150

Santander Commercial Paper SA Unipersonal
0.610%, due 07/13/11	250,000,000	249,690,764

Svenska Handelsbanken
0.300%, due 06/09/11[3]	169,250,000	169,194,994

Westpac Securities NZ Ltd.
0.341%, due 06/01/11[1,3]	141,500,000	141,500,000

		2,410,278,372

Banking-US—19.66%
ABN Amro Funding USA LLC
0.300%, due 05/10/11	50,000,000	49,996,250

0.240%, due 06/28/11	31,500,000	31,487,820

0.290%, due 07/05/11	150,000,000	149,921,458

0.290%, due 07/07/11	220,000,000	219,881,261

0.250%, due 07/14/11	85,000,000	84,956,319

6

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Banking-US—(continued)
BNP Paribas Finance
0.340%, due 05/05/11	$215,000,000	$214,991,878

0.310%, due 08/01/11	200,000,000	199,841,556

0.540%, due 08/03/11	100,000,000	99,859,000

Danske Corp.
0.170%, due 05/31/11	300,000,000	299,957,500

Deutsche Bank Financial LLC
0.340%, due 05/18/11	173,750,000	173,722,103

0.270%, due 07/05/11	301,000,000	300,853,263

Dexia Delaware LLC
0.390%, due 05/06/11	350,000,000	349,981,042

Fortis Funding LLC
0.080%, due 05/02/11	250,000,000	249,999,444

0.340%, due 06/02/11	195,000,000	194,941,067

ING (US) Funding LLC
0.330%, due 05/26/11	96,900,000	96,877,794

0.270%, due 06/08/11	100,000,000	99,971,500

0.270%, due 08/05/11	100,000,000	99,928,000

0.440%, due 08/15/11	225,000,000	224,708,500

0.330%, due 09/19/11	295,000,000	294,618,712

JPMorgan Chase & Co.
0.240%, due 07/11/11	260,000,000	259,876,933

Natixis US Finance Co. LLC
0.420%, due 05/09/11	220,000,000	219,979,467

0.360%, due 07/01/11	100,000,000	99,939,000

Nordea N.A., Inc.
0.110%, due 05/03/11	500,000,000	499,996,944

0.230%, due 05/09/11	59,250,000	59,246,972

Societe Generale N.A., Inc.
0.100%, due 05/02/11	250,000,000	249,999,306

0.440%, due 07/05/11	64,600,000	64,548,679

0.420%, due 07/11/11	259,000,000	258,785,462

0.500%, due 10/03/11	200,000,000	199,569,444

0.450%, due 10/07/11	251,000,000	250,501,138

		7

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)
State Street Bank and Trust Co.
0.260%, due 05/20/11	$215,000,000	$214,970,497

		5,813,908,309

Finance-captive automotive—1.52%
Toyota Motor Credit Corp.
0.240%, due 05/27/11	200,000,000	199,965,333

0.240%, due 06/03/11	50,000,000	49,989,000

0.400%, due 06/06/11	200,000,000	199,920,000

		449,874,333

Finance-noncaptive diversified—1.49%
General Electric Capital Corp.
0.260%, due 06/09/11	290,000,000	289,918,317

0.250%, due 09/01/11	150,000,000	149,871,875

		439,790,192

Pharmaceuticals—0.94%
Sanofi-Aventis
0.240%, due 06/16/11	277,000,000	276,915,053

Supranational—1.69%
European Investment Bank
0.250%, due 06/24/11	500,000,000	499,812,500

Total commercial paper (cost—$14,876,840,925)		14,876,840,925

US master note—3.24%

Brokerage—3.24%
Merrill Lynch Pierce Fenner & Smith, Inc.
0.250%, due 05/02/11[1,4] (cost—$957,000,000)	957,000,000	957,000,000

Short-term corporate obligations—0.81%

Banking-non-US—0.64%
National Australia Bank Ltd.
0.323%, due 05/19/11[1,3]	50,000,000	49,997,905

Westpac Securities NZ Ltd.
0.386%, due 05/04/11[1,3]	140,000,000	140,000,000

		189,997,905

8

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranational—0.17%
European Investment Bank
2.625%, due 11/15/11	$50,000,000	$50,612,876

Total short-term corporate obligations (cost—$240,610,781)		240,610,781

Repurchase agreements—16.43%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $456,413,000
Federal Home Loan Bank obligations, zero coupon to 3.625%
due 07/15/11 to 11/15/11, $444,364,000 Federal Home Loan
Mortgage Corp. obligations, zero coupon to 0.173%
due 06/21/11 to 03/21/13 and $368,507,000 Federal
National Mortgage Association obligations, zero coupon to
1.125% due 07/30/12 to 11/23/12; (value—$1,275,000,873);
proceeds: $1,250,003,125	1,250,000,000	1,250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.300% due 05/02/11, collateralized by various
equity securities; (value—$267,500,007);
proceeds: $250,006,250	250,000,000	250,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.350% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.000% due
05/15/11 to 01/01/49; (value—$356,433,454);
proceeds: $325,009,479	325,000,000	325,000,000

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.400% due 05/02/11, collateralized by various
corporate bonds, notes, common stocks and
preferred stocks, zero coupon to 9.250% due
09/15/11 to 01/01/49; (value—$480,667,386);
proceeds: $425,014,167	425,000,000	425,000,000

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$293,292,445 US Treasury Bonds Coupon Strip,
6.875% to 7.500% due 11/15/24 to 05/15/25;
(value—$161,160,001); proceeds: $158,000,263	158,000,000	158,000,000

		9

Prime Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.030% due 05/02/11, collateralized by
$268,740,000 Federal Farm Credit Bank obligations,
zero coupon to 6.125% due 06/08/11 to 04/17/36,
$467,309,000 Federal Home Loan Bank obligations,
zero coupon to 7.375% due 05/06/11 to 07/15/36,
$279,510,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 05/05/11 to
11/23/35 and $315,948,000 Federal National Mortgage
Association obligations, zero coupon to 10.350% due
05/05/11 to 07/15/37; (value—$1,377,002,172);
proceeds: $1,350,003,375	$1,350,000,000	$1,350,000,000

Repurchase agreement dated 04/29/11 with Goldman
Sachs & Co., 0.040% due 05/02/11, collateralized by
$578,344,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.750% due 09/26/11 to
07/15/32 and $156,546,000 Federal National Mortgage
Association obligations, 6.000% to 7.250% due 05/15/30 to
04/18/36; (value—$816,001,343); proceeds: $800,002,667	800,000,000	800,000,000

Repurchase agreement dated 04/29/11 with Morgan
Stanley & Co., 0.020% due 05/02/11, collateralized by
$307,205,000 Federal National Mortgage Association
obligations, 0.800% due 11/18/13; (value—$306,000,074);
proceeds: $300,000,500	300,000,000	300,000,000

Repurchase agreement dated 04/29/11 with State Street
Bank & Trust Co., 0.010% due 05/02/11, collateralized by
$946,392 US Treasury Notes, 3.125% due 04/30/17;
(value—$1,000,248); proceeds: $980,001	980,000	980,000

Total repurchase agreements (cost—$4,858,980,000)		4,858,980,000

Total investments (cost—$29,412,299,701 which approximates
cost for federal income tax purposes)—99.47%		29,412,299,701

Other assets in excess of liabilities—0.53%		157,154,037

Net assets—100.00%		$29,569,453,738

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

10

Prime Master Fund
Statement of net assets—April 30, 2011

[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.11% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The security detailed in the table below, which represents 3.24% of net assets, is considered liquid and restricted as of April 30, 2011.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date[5]	cost	assets	Value	assets

Merrill Lynch Pierce
Fenner & Smith, Inc.,
0.250%, 05/02/11	04/29/11	$957,000,000	3.24%	$957,000,000	3.24%

[5]	Acquisition date represents most recent interest rate reset date on variable rate securities.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,987,619,880	$—	$3,987,619,880

Time deposit	—	185,000,000	—	185,000,000

Certificates of deposit	—	4,306,248,115	—	4,306,248,115

Commercial paper	—	14,876,840,925	—	14,876,840,925

US master note	—	957,000,000	—	957,000,000

Short-term corporate obligations	—	240,610,781	—	240,610,781

Repurchase agreements	—	4,858,980,000	—	4,858,980,000

Total	$—	$29,412,299,701	$—	$29,412,299,701

				11

Prime Master Fund
Statement of net assets—April 30, 2011

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments

United States	71.6%

France	4.6

United Kingdom	3.5

Spain	3.4

Japan	3.3

Australia	3.1

Luxembourg	2.7

Italy	2.3

Sweden	1.9

Belgium	1.7

Canada	1.3

Cayman Islands	0.6

Total	100.0%

Weighted average maturity—51 days

See accompanying notes to financial statements

12

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

US government obligations—34.58%

US Treasury Bills
0.200%, due 05/26/11[1]	$150,000,000	$149,979,167

0.201%, due 06/02/11[1]	150,000,000	149,973,267

0.190%, due 07/28/11[1]	100,000,000	99,953,556

0.291%, due 07/28/11[1]	75,000,000	74,946,650

US Treasury Notes
0.875%, due 05/31/11	117,000,000	117,067,153

4.875%, due 05/31/11	275,000,000	276,045,907

1.125%, due 06/30/11	250,000,000	250,442,860

5.125%, due 06/30/11	150,000,000	151,210,714

4.875%, due 07/31/11	50,000,000	50,578,968

1.000%, due 08/31/11	150,000,000	150,418,164

1.000%, due 09/30/11	150,000,000	150,514,989

1.000%, due 10/31/11	75,000,000	75,284,028

4.625%, due 10/31/11	200,000,000	204,376,693

1.750%, due 11/15/11	160,000,000	161,288,678

0.750%, due 11/30/11	97,000,000	97,251,857

1.000%, due 12/31/11	75,000,000	75,383,987

1.125%, due 01/15/12	98,000,000	98,636,857

1.375%, due 02/15/12	90,000,000	90,734,410

0.875%, due 02/29/12	22,500,000	22,595,954

1.000%, due 04/30/12	50,000,000	50,313,183

Total US government obligations (cost—$2,496,997,042)		2,496,997,042

Repurchase agreements—58.01%

Repurchase agreement dated 04/29/11 with Barclays Bank PLC,
0.030% due 05/02/11, collateralized by $512,362,800
US Treasury Inflation Index Notes, 0.125% due 04/15/16
and $761,130,016 US Treasury Notes, 0.875% to 4.750%
due 01/31/12 to 08/15/17; (value—$1,326,000,001);
proceeds: $1,300,003,250	1,300,000,000	1,300,000,000

		13

Treasury Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/29/11 with Deutsche Bank
Securities, Inc., 0.020% due 05/02/11, collateralized by
$374,258,900 US Treasury Inflation Index Bonds, 2.375%
to 3.625% due 01/15/25 to 04/15/28 and $630,999,900
US Treasury Inflation Index Notes, 0.125% to 1.875% due
07/15/13 to 07/15/20; (value—$1,298,154,105);
proceeds: $1,272,702,121	$1,272,700,000	$1,272,700,000

Repurchase agreement dated 04/29/11 with Goldman Sachs & Co.,
0.010% due 05/02/11, collateralized by $1,059,430,800
US Treasury Inflation Index Notes, 0.500% to 3.375% due
01/15/12 to 01/15/20; (value—$1,239,300,079);
proceeds: $1,215,001,013	1,215,000,000	1,215,000,000

Repurchase agreement dated 04/29/11 with Morgan Stanley & Co.,
0.010% due 05/02/11, collateralized by $26,383,300
US Treasury Bonds, 6.250% due 05/15/30, $318,787,900
US Treasury Inflation Index Notes, 0.125% due 04/15/16 and
$44,785,522 US Treasury Notes, 1.875% due 06/15/12;
(value—$408,000,012); proceeds: $400,000,333	400,000,000	400,000,000

Repurchase agreement dated 04/29/11 with State Street Bank &
Trust Co., 0.010% due 05/02/11, collateralized by $205,000
US Treasury Notes, 3.125% due 04/30/17; (value—$216,666);
proceeds: $211,000	211,000	211,000

Total repurchase agreements (cost—$4,187,911,000)		4,187,911,000

Total investments (cost—$6,684,908,042 which approximates
cost for federal income tax purposes)—92.59%		6,684,908,042

Other assets in excess of liabilities—7.41%		534,798,139

Net assets—100.00%		$7,219,706,181

[1]	Rates shown are the discount rates at date of purchase.

14

Treasury Master Fund
Statement of net assets—April 30, 2011

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,496,997,042	$—	$2,496,997,042

Repurchase agreements	—	4,187,911,000	—	4,187,911,000

Total	$—	$6,684,908,042	$—	$6,684,908,042

Weighted average maturity—48 days

See accompanying notes to financial statements

15

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—82.18%

Alabama—0.78%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.290%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.240%, VRD	1,100,000	1,100,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.230%, VRD	5,000,000	5,000,000

		11,550,000

Alaska—1.00%
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,079,242

Borough of North Slope,
Series A,
2.000%, due 06/30/11	4,800,000	4,813,001

		14,892,243

Arizona—2.20%
AK-Chin Indian Community Revenue
0.290%, VRD	7,250,000	7,250,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.),
0.270%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.270%, VRD[1,2]	3,750,000	3,750,000

16

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)
Yavapai County Industrial Development Authority Revenue
(Skanon Investments-Drake Project),
Series A,
0.320%, VRD	$7,000,000	$7,000,000

		32,640,000

California—2.22%
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	11,800,000	11,800,000

California Infrastructure & Economic Development Bank Revenue
(Orange County Performing Arts),
Series A,
0.250%, VRD	4,975,000	4,975,000

California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.260%, VRD	1,160,000	1,160,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series B,
0.170%, VRD	1,600,000	1,600,000

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	3,200,000	3,241,721

East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.290%, VRD	5,000,000	5,000,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	3,100,000	3,100,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.240%, VRD	2,100,000	2,100,000

		32,976,721

		17

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—1.44%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD[1,2]	$12,040,000	$12,040,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.270%, VRD	4,315,000	4,315,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.230%, VRD	5,000,000	5,000,000

		21,355,000

Connecticut—1.20%
Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.310%, VRD[1,2]	10,790,000	10,790,000

Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	7,000,000	7,049,791

		17,839,791

District of Columbia—0.81%
District of Columbia Revenue (German Marshall Fund of the United States),
0.260%, VRD	4,000,000	4,000,000

District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,053,754

		12,053,754

Florida—2.84%
Gainesville Utilities System Revenue,
Series A,
0.230%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.230%, VRD	18,250,000	18,250,000

Series C (NATL-RE Insured),
0.230%, VRD	4,980,000	4,980,000

18

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Electric System Revenue,
Series Three-C-3,
0.230%, VRD	$2,990,000	$2,990,000

Orange County School Board Certificates of Participation,
Series E,
0.230%, VRD	5,145,000	5,145,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.250%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.220%, VRD	3,400,000	3,400,000

		42,255,000

Georgia—1.82%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,037,810

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.260%, VRD[1,2]	9,750,000	9,750,000

Gainesville & Hall County Hospital Authority Revenue Certificates
of Participation (Northeast Georgia Health System),
Series A,
0.230%, VRD	1,200,000	1,200,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.280%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.240%, VRD	2,400,000	2,400,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.290%, VRD	3,615,000	3,615,000

		27,002,810

		19

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Idaho—0.37%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	$5,500,000	$5,514,315

Illinois—4.19%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.260%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,000,000	2,000,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	10,900,000	10,900,000

Chicago Sales Tax Revenue Refunding,
0.270%, VRD	2,100,000	2,100,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.260%, VRD	11,450,000	11,450,000

Subseries C-3,
0.260%, VRD	700,000	700,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.360%, VRD	9,060,000	9,060,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.330%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,650,000	4,650,000

		62,260,000

20

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—1.82%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.270%, VRD	$5,000,000	$5,000,000

Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding,
Series A,
0.260%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.270%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.220%, VRD	9,175,000	9,175,000

		27,015,000

Iowa—0.19%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,790,000	2,790,000

Kentucky—3.38%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.260%, VRD	8,700,000	8,700,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.260%, VRD	2,070,000	2,070,000

Series B,
0.260%, VRD	625,000	625,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.370%, VRD	17,000,000	17,000,000

Shelby County Lease Revenue,
Series A,
0.260%, VRD	10,040,000	10,040,000

		21

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust
Lease Program Revenue,
Series A,
0.260%, VRD	$7,070,000	$7,070,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.250%, VRD	4,750,000	4,750,000

		50,255,000

Maryland—2.89%
Maryland Health & Higher Educational Facilities Authority
Revenue (Johns Hopkins University),
Series B,
0.230%, VRD	5,000,000	5,000,000

Maryland State & Local Facilities Loan,
Series A,
5.000%, due 08/01/11	4,000,000	4,047,663

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.320%, VRD	12,315,000	12,315,000

Series A-7,
0.320%, VRD	16,550,000	16,550,000

Series A-9,
0.330%, VRD	5,000,000	5,000,000

		42,912,663

Massachusetts—3.88%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.200%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	1,311,000	1,311,000

0.220%, VRD	7,600,000	7,600,000

Massachusetts Development Finance Agency Revenue (Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

22

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.260%, VRD[1,2]	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.260%, VRD	2,970,000	2,970,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series F3,
0.250%, VRD	4,040,000	4,040,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.260%, VRD	5,345,000	5,345,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,024,387

		57,590,387

Michigan—0.43%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.260%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,017,936

		6,417,936

Minnesota—0.76%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.280%, VRD	1,350,000	1,350,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.260%, VRD	9,950,000	9,950,000

		11,300,000

		23

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Mississippi—2.27%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.200%, VRD	$10,000,000	$10,000,000

0.230%, VRD	10,000,000	10,000,000

Series G,
0.170%, VRD	4,900,000	4,900,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.170%, VRD	8,900,000	8,900,000

		33,800,000

Missouri—2.09%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,370,000	4,370,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.290%, VRD	8,400,000	8,400,000

Series C,
0.200%, VRD	6,900,000	6,900,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series A,
0.240%, VRD	2,200,000	2,200,000

Series E,
0.220%, VRD	1,500,000	1,500,000

University of Missouri Revenue (System Facilities),
Series A,
0.260%, VRD	2,655,000	2,655,000

Series B,
0.260%, VRD	5,100,000	5,100,000

		31,125,000

24

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—1.36%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.240%, VRD	$17,300,000	$17,300,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.270%, VRD	2,900,000	2,900,000

		20,200,000

Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,700,000	9,700,000

New Hampshire—0.08%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.230%, VRD	1,200,000	1,200,000

New Jersey—0.37%
New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.200%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	450,914

		5,450,914

New Mexico—0.88%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,054,720

New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,013,919

		13,068,639

New York—8.53%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,014,820

New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance),
Series B-1,
0.290%, VRD	6,090,000	6,090,000

		25

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family Mortgage
Revenue (The Crest),
Series A,
0.330%, VRD	$13,000,000	$13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (2nd Generation Fiscal 2008),
Series BB-5,
0.180%, VRD	500,000	500,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.900%, VRD	39,950,000	39,950,000

New York City,
Subseries B-3,
0.230%, VRD	3,900,000	3,900,000

Subseries L-6,
0.180%, VRD	1,800,000	1,800,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3B,
0.180%, VRD	16,755,000	16,755,000

New York State Dormitory Authority Revenue State
Supported Debt (New York Public Library),
Series A,
0.230%, VRD	4,900,000	4,900,000

New York State Housing Finance Agency Affordable Housing
Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.230%, VRD	3,900,000	3,900,000

New York State Housing Finance Agency Revenue
(316 11th Avenue Housing),
Series A (FNMA Insured),
0.230%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	1,100,000	1,100,000

26

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.230%, VRD	$5,700,000	$5,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3D,
0.850%, VRD	12,100,000	12,100,000

Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,017,226

		126,727,046

North Carolina—5.14%
Charlotte Water & Sewer System Revenue,
Series B,
0.280%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.260%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.280%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.280%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.290%, VRD	5,850,000	5,850,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.260%, VRD	4,800,000	4,800,000

Union County,
Series A,
0.260%, VRD	19,145,000	19,145,000

Wake County (Public Improvement),
Series B,
0.250%, VRD	5,900,000	5,900,000

		27

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Wake County,
Series B,
0.230%, VRD	$11,700,000	$11,700,000

		76,405,000

Ohio—0.82%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.260%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.260%, VRD[1,2]	2,845,000	2,845,000

Ohio University General Receipts,
Series B,
0.200%, VRD	565,000	565,000

		12,210,000

Oregon—1.39%
Oregon Health Sciences University Revenue,
Series B-1,
0.230%, VRD	5,960,000	5,960,000

Series B-2,
0.240%, VRD	3,275,000	3,275,000

Oregon (Veterans Welfare),
Series 83,
0.600%, VRD	4,465,000	4,465,000

Series B,
0.600%, VRD	7,000,000	7,000,000

		20,700,000

Pennsylvania—2.90%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.250%, VRD	5,850,000	5,850,000

28

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.250%, VRD	$5,900,000	$5,900,000

Emmaus General Authority Revenue,
Subseries F-22,
0.250%, VRD	2,400,000	2,400,000

Montgomery County,
Series A,
0.250%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Pennsylvania Higher Educational Facilties Authority Revenue
(Drexel University),
Series B,
0.260%, VRD	4,765,000	4,765,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.240%, VRD	1,400,000	1,400,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,007,514

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.280%, VRD	5,300,000	5,300,000

		43,122,514

South Carolina—1.27%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series C,
0.240%, VRD	10,950,000	10,950,000

		29

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	$1,995,000	$1,995,000

Series D,
0.290%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.270%, VRD	3,150,000	3,150,000

		18,860,000

Tennessee—3.27%
Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue Refunding (Covenant Healthcare),
Series A,
0.270%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.310%, VRD	12,580,000	12,580,000

Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.280%, VRD	8,950,000	8,950,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.290%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.750%, VRD	17,190,000	17,190,000

		48,585,000

Texas—9.97%
Alamo Community College District (Citigroup ROCS
Series RR-II-R-883WF), (FGIC Insured),
0.250%, VRD[1,2]	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.800%, VRD	7,490,000	7,490,000

30

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$12,080,000	$12,080,000

Houston Airport System Revenue Refunding (Sub Lien),
0.230%, VRD	3,000,000	3,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series B,
0.220%, VRD	14,265,000	14,265,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.260%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.270%, VRD	17,450,000	17,450,000

North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.270%, VRD	10,000,000	10,000,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.270%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.290%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.230%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.250%, VRD[1,2]	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.260%, VRD[1,2]	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.330%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.260%, VRD[1,2]	3,330,000	3,330,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	$20,000,000	$20,110,736

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	20,125,000	20,125,000

		148,215,736

Vermont—0.52%
Winooski Special Obligation Refunding,
Series A,
0.270%, VRD	7,700,000	7,700,000

Virginia—1.36%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.220%, VRD	2,700,000	2,700,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, VRD	10,000,000	10,000,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.210%, VRD	7,500,000	7,500,000

		20,200,000

Washington—5.89%
Central Puget Sound Regional Transportation Authority Sales & Use
Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.260%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282)
(AMBAC-TCRs Insured),
0.310%, VRD[1,2]	15,500,000	15,500,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	34,175,000	34,175,000

Series B,
0.270%, VRD	4,400,000	4,400,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.250%, VRD[1,2]	$5,085,000	$5,085,000

Washington Citigroup ROCS,
Series RR-II-R-11145 (AGM Insured),
0.260%, VRD[1,2]	6,725,000	6,725,000

Series RR-II-R-11298 (AGM Insured),
0.260%, VRD[1,2]	4,935,000	4,935,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments),
0.240%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.250%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD[1,2]	3,995,000	3,995,000

		87,460,000

West Virginia—0.35%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties),
Series A,
0.270%, VRD	5,150,000	5,150,000

Wisconsin—0.81%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services),
Series B,
0.240%, VRD	3,100,000	3,100,000

Wisconsin State,
Series B (NATL-RE Insured),
5.000%, due 05/01/11	5,280,000	5,280,000

		12,005,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wyoming—0.04%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.230%, VRD	$600,000	$600,000

Total municipal bonds and notes (cost—$1,221,105,469)		1,221,105,469

Tax-exempt commercial paper—16.98%

California—0.34%
Los Angeles Department of Water,
0.300%, due 06/14/11	5,000,000	5,000,000

Florida—0.86%
Florida Local Government,
0.310%, due 06/06/11	12,823,000	12,823,000

Georgia—1.05%
Atlanta Airport,
0.350%, due 05/25/11	7,500,000	7,500,000

0.310%, due 06/06/11	3,048,000	3,048,000

Emory University,
0.270%, due 05/02/11	5,000,000	5,000,000

		15,548,000

Illinois—0.67%
Illinois Educational Facilities Authority Revenue,
0.300%, due 06/07/11	10,000,000	10,000,000

Maryland—4.51%
Anne Arundel County,
0.320%, due 06/21/11	10,000,000	10,000,000

Baltimore County,
0.300%, due 06/13/11	30,400,000	30,400,000

Johns Hopkins University,
0.310%, due 08/04/11	9,929,000	9,929,000

0.300%, due 08/08/11	6,000,000	6,000,000

Montgomery County,
0.320%, due 06/09/11	5,400,000	5,400,000

0.310%, due 06/15/11	5,300,000	5,300,000

		67,029,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—0.67%
Harvard University,
0.280%, due 06/09/11	$10,000,000	$10,000,000

Michigan—1.01%
Trinity Health Credit Group,
0.300%, due 05/02/11	15,000,000	15,000,000

Minnesota—1.75%
Mayo Clinic,
0.270%, due 05/02/11	5,000,000	5,000,000

0.300%, due 06/09/11	16,000,000	16,000,000

0.300%, due 06/21/11	5,000,000	5,000,000

		26,000,000

New York—0.67%
Metropolitan Transportation Authority,
0.300%, due 05/03/11	5,000,000	5,000,000

0.260%, due 06/07/11	5,000,000	5,000,000

		10,000,000

Tennessee—1.35%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

0.320%, due 07/12/11	5,000,000	5,000,000

0.300%, due 10/25/11	5,000,000	5,000,000

		20,000,000

Texas—1.66%
Harris County,
0.300%, due 06/07/11	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 06/06/11	3,750,000	3,750,000

0.320%, due 06/06/11	6,850,000	6,850,000

Methodist Hospital,
0.350%, due 06/15/11	9,000,000	9,000,000

		24,600,000

Tax-Free Master Fund
Statement of net assets—April 30, 2011

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Washington—0.81%
University of Washington,
0.280%, due 05/10/11	$4,000,000	$4,000,000

0.250%, due 06/07/11	8,000,000	8,000,000

		12,000,000

Wisconsin—0.67%
City of Milwaukee,
0.300%, due 05/26/11	5,000,000	5,000,000

0.260%, due 06/13/11	5,000,000	5,000,000

		10,000,000

Wyoming—0.96%
PacifiCorp,
0.300%, due 05/05/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$252,225,000)		252,225,000

Total investments (cost—$1,473,330,469 which approximates
cost for federal income tax purposes)—99.16%		1,473,330,469

Other assets in excess of liabilities—0.84%		12,453,783

Net assets—100.00%		$1,485,784,252

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.48% of net assets as of April 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund

Tax-Free Master Fund
Statement of net assets—April 30, 2011

PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,221,105,469	$—	$1,221,105,469

Tax-exempt commercial paper	—	252,225,000	—	252,225,000

Total	$—	$1,473,330,469	$—	$1,473,330,469

Weighted average maturity—21 days

See accompanying notes to financial statements

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2010 to April 30, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	11/01/10 to	during the
	November 1, 2010	April 30, 2011	04/30/11	period

Actual	$1,000.00	$1,001.00	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	51 days	47 days	35 days

Net assets (bln)	$29.6	$21.5	$22.6

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Commercial paper	50.3%	47.8%	50.6%

Repurchase agreements	16.4	10.0	12.8

Certificates of deposit	14.6	17.4	12.5

US government and agency obligations	13.5	17.5	16.2

US master note	3.2	3.8	3.6

Short-term corporate obligations	0.8	1.6	3.3

Time deposit	0.6	—	1.0

Other assets less liabilities	0.6	1.9	0.0 [3]

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

41

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	48 days	38 days	40 days

Net assets (bln)	$7.2	$8.0	$7.3

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Repurchase agreements	58.0%	71.0%	75.4%

US government obligations	34.6	26.0	24.5

Other assets less liabilities	7.4	3.0	0.1

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

42

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/11	10/31/10	04/30/10

Weighted average maturity[1]	21 days	23 days	14 days

Net assets (bln)	$1.5	$1.6	$1.9

Portfolio composition[2]	04/30/11	10/31/10	04/30/10

Municipal bonds and notes	82.2%	85.7%	89.5%

Tax-exempt commercial paper	17.0	13.9	11.3

Other assets less liabilities	0.8	0.4	(0.8)

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

43

Master Trust
Statement of operations

For the year ended
April 30, 2011

Prime Master Fund

Investment income:
Interest	$71,754,318

Expenses:
Investment advisory and administration fees	23,285,066

Trustees’ fees	71,256

Net expenses	23,356,322

Net investment income	48,397,996

Net realized gain	97,704

Net increase in net assets resulting from operations	$48,495,700

Treasury Master Fund

Investment income:
Interest	$14,933,475

Expenses:
Investment advisory and administration fees	7,869,714

Trustees’ fees	30,668

7,900,382

Less: Expense reimbursements by advisor	(7,378)

Net expenses	7,893,004

Net investment income	7,040,471

Net realized gain	19,906

Net increase in net assets resulting from operations	$7,060,377

Tax-Free Master Fund

Investment income:
Interest	$4,570,248

Expenses:
Investment advisory and administration fees	1,639,988

Trustees’ fees	14,245

Net expenses	1,654,233

Net investment income	2,916,015

Net realized gain	6,398

Net increase in net assets resulting from operations	$2,922,413

See accompanying notes to financial statements

44

Master Trust
Statement of changes in net assets

	For the years ended April 30,

	2011	2010

Prime Master Fund

From operations:
Net investment income	$48,397,996	$52,534,490

Net realized gain	97,704	201,183

Net increase in net assets resulting from operations	48,495,700	52,735,673

Net increase in net assets from beneficial interest transactions	6,929,088,964	2,931,246,583

Net increase in net assets	6,977,584,664	2,983,982,256

Net assets:
Beginning of year	22,591,869,074	19,607,886,818

End of year	$29,569,453,738	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$7,040,471	$10,317,114

Net realized gain	19,906	132,304

Net increase in net assets resulting from operations	7,060,377	10,449,418

Net decrease in net assets from beneficial interest transactions	(122,879,014)	(3,374,821,928)

Net decrease in net assets	(115,818,637)	(3,364,372,510)

Net assets:
Beginning of year	7,335,524,818	10,699,897,328

End of year	$7,219,706,181	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$2,916,015	$4,480,830

Net realized gain	6,398	164,409

Net increase in net assets resulting from operations	2,922,413	4,645,239

Net decrease in net assets from beneficial interest transactions	(450,269,676)	(841,553,891)

Net decrease in net assets	(447,347,263)	(836,908,652)

Net assets:
Beginning of year	1,933,131,515	2,770,040,167

End of year	$1,485,784,252	$1,933,131,515

See accompanying notes to financial statements

		45

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Years ended April 30,			For the period
				August 28, 2007[1]
	2011	2010	2009	to April 30, 2008

Prime Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Net investment income	0.21%	0.25%	1.90%	4.28%[3]

Supplemental data:
Net assets, end of period (000’s)	$29,569,454	$22,591,869	$19,607,887	$13,948,101

Treasury Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Expenses after fee waivers by advisor	0.10%[2]	0.10%	0.10%[2]	0.10%[3]

Net investment income	0.09%	0.12%	0.77%	2.96%[3]

Supplemental data:
Net assets, end of period (000’s)	$7,219,706	$7,335,525	$10,699,897	$6,711,384

Tax-Free Master Fund

Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%	0.10%[2]	0.10%	0.10%[3]

Expenses after fee waivers by advisor	0.10%	0.10%[2]	0.04%	0.00%[3,4]

Net investment income	0.18%	0.20%	1.42%	2.73%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,485,784	$1,933,132	$2,770,040	$2,642,116

[1]	Commencement of operations.
[2]	Waiver by advisor represents less than 0.005%.
[3]	Annualized.
[4]	Amount represents less than 0.005%.

See accompanying notes to financial statements

46

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

47

Master Trust
Notes to financial statements

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010 have been implemented.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special

48

Master Trust
Notes to financial statements

“tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under

49

Master Trust
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $4,597,422, $1,196,434 and $250,511, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2011, UBS Global AM did not owe the Master Funds for independent trustees fees and interest expense. In addition, UBS Global AM has undertaken to waive fees in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2011, UBS Global AM voluntarily waived $7,378 for Treasury Master Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested director of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2011, the Master Funds

50

Master Trust
Notes to financial statements

purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$95,723,341,837

Treasury Master Fund	169,119,943,833

Tax-Free Master Fund	905,076,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2011, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has

51

Master Trust
Notes to financial statements

agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the year ended April 30, 2011.

Other liabilities
At April 30, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$10,001,564

* Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2011	2010

Contributions	$62,006,201,623	$42,776,750,451

Withdrawals	(55,077,112,659)	(39,845,503,868)

Net increase in beneficial interest	$6,929,088,964	$2,931,246,583

	For the years ended April 30,

Treasury Master Fund	2011	2010

Contributions	$15,572,222,458	$10,240,126,831

Withdrawals	(15,695,101,472)	(13,614,948,759)

Net decrease in beneficial interest	$(122,879,014)	$(3,374,821,928)

	For the years ended April 30,

Tax-Free Master Fund	2011	2010

Contributions	$1,496,454,004	$2,552,766,939

Withdrawals	(1,946,723,680)	(3,394,320,830)

Net decrease in beneficial interest	$(450,269,676)	$(841,553,891)

52

Master Trust
Notes to financial statements

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Subsequent event
The Board of Trustees of Master Trust—Prime Master Fund has voted to approve, subject to approval by the holders of interests in the fund, a proposal to change that fund’s investment policies to permit it to invest a larger portion of its assets in a group of industries, summarized as follows:

Current concentration policy—The fund will not purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

Proposed concentration policy—Under normal circumstances, the fund will invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. The fund may not concentrate its investments in any other industry outside of financial services. That is, the fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

Investors who own an interest in the fund on the record date specified in proxy materials filed with the US Securities and Exchange Commission (“SEC”) will

53

Master Trust
Notes to financial statements

be asked to vote on the proposal. If approved by holders of interests, the fund would be required to invest more than 25% of its total assets in securities issued by companies in the financial services group of industries. Information regarding the proposal will be contained in proxy materials filed with the SEC and provided to holders of interests as of the record date.

54

Master Trust
Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2011

55

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

56

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Master Trust
Supplemental information (unaudited)

Board of Trustees & Officers
Master Trust (the “Trust”) is governed by a Board of Trustees which oversees each Master Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with Master Trust, the length of time served as a trustee or officer of Master Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

Master Trust’s registration statement contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees
Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 69 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 27 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Master Trust
Supplemental information (unaudited)

Interested Trustees (concluded)
Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Barry Mandinach†††; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 75 c/o Keith A. Weller UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 70 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Master Trust
Supplemental information (unaudited)

Independent Trustees (concluded)
Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard R. Burt; 64 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 2007	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 51 255 E.49th St., Suite 23D New York, NY 10017	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) (until term-limited) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Master Trust
Supplemental information (unaudited)

Officers
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 45	Vice President and Assistant Secretary	Since 2007	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is an associate director (2003 to August 2007 and March 2008 to present) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. From 2004 through August 2007 she was a vice president and assistant treasurer of certain UBS funds. From August 2007 to February 2008 she was vice president at Cohen & Steers Capital Management, Inc. (investment manager). She is vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 47	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 45	Vice President and Treasurer	Since 2007	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) and head of North America Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Michael J. Flook*; 46	Vice President and Assistant Treasurer	Since 2007	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 54	Vice President	Since 2007	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 22 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 34	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 53	Vice President and Secretary	Since 2007	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 43	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 40	Vice President and Assistant Secretary	Since 2007	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2007	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 33	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 37	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2008) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 45	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 54	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust
Supplemental information (unaudited)

Officers (concluded)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 49	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 100 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

(This page has been left blank intentionally)

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by the offering document.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

© 2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $126,000 and $126,000, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $10,578 and $10,494, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2010 and 2009 semiannual financial statements and (2) review of the consolidated 2009 and 2008 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,200 and $25,200 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2011 and April 30, 2010, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through December 2010)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

. . .

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2011 and April 30, 2010 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to EY, for the fiscal year ended April 30, 2011, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY was 0%.

(g)
For the fiscal years ended April 30, 2011 and April 30, 2010, the aggregate fees billed by EY of $175,778 and $125,694, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2011	2010
Covered Services	$35,778	$35,694
Non-Covered Services	140,000	90,000

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 8, 2011